CONVERTIBLE NOTES PAYABLE	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

8.	CONVERTIBLE NOTES PAYABLE

As of September 30, 2025 and December 31, 2024, the Company had convertible debt outstanding net of amortized debt discount of $50,000 and $105,000, respectively. During the nine months ended September 30, 2025, the Company did not receive any proceeds from convertible notes and no interest was repaid. During the nine months ended September 30, 2024, the Company paid the total principal outstanding of $100,080 and the total outstanding interest of $22,279 to the holder of Notes 9 and 10-1. The Company also paid the total principal outstanding of $5,000 and the total outstanding interest of $501 to the holder of Note 41. Additionally, the Company paid $100,000 of accrued interest to convertible noteholder related to note 40-1. On June 11, 2024, the Company entered into a settlement agreement and release of claims with the holder of Notes 29-2, 37-1, 37-2 and 37-3 (see below and also Note 7. Notes and Loans Payable for further details). Pursuant to the settlement agreement and release of claims, the holder agreed to cancel these notes in exchange for a new fixed amount settlement promissory note in the principal amount of $535,000. Additionally, during the nine months ended September 30, 2024, the Company exchanged Notes 40-1, 40-2, 40-3, 40-4, 40-5, 40-6, 40-7, 40-8, 40-9 and 40-10 for the issuance of 938,908 shares of series Y senior convertible preferred stock to the noteholder. See also Note 9. Capital Stock.

During the nine months ended September 30, 2025, the Company converted $154,049 in principal and accrued interest on Note 10 and $1,500 in conversion cost into 192,495 shares of common stock. The Company recognized $145,679 of additional paid-in capital to adjust the fair value for the debt settlement during the nine months ended September 30, 2025. During the nine months ended September 30, 2024, the Company converted $680 in accrued interest and $1,000 in conversion cost into 1,222 shares of common stock. The Company recognized $1,679 of additional paid-in capital to adjust the fair value for the debt settlement during the nine months ended September 30, 2024.

There are no unamortized debt discounts associated with the convertible debt at September 30, 2025 and December 31, 2024. For the three months ended September 30, 2025 and 2024, the Company recorded amortization of debt discounts of $0. For the nine months ended September 30, 2025 and 2024, the Company recorded amortization of debt discounts of $0 and $24,821, respectively.

Convertible notes as of September 30, 2025 and December 31, 2024 are summarized as follows:

	September 30, 2025	December 31, 2024
Convertible notes payable	$50,000	$105,000
Discounts on convertible notes payable	–	–
Total convertible debt less debt discount	50,000	105,000
Current portion	50,000	105,000
Long-term portion	$–	$–

The following is a schedule of convertible notes payable as of and for nine months ended September 30, 2025.

Note #	Issuance	Maturity	Principal Balance 12/31/24	Settlements and/or Principal Conversions	New Loans or (Cash Paydown)	Shares Issued Upon Conversion or Exchange	Principal Balance 9/30/25	Accrued Interest on Convertible Debt at 12/31/24	Interest On Convertible Debt For the Period Ended 9/30/25	Accrued Interest on Convertible Debt at 9/30/25
10	01/24/2017	01/24/2018	55,000	(55,000)	–	192,495	–	91,905	(91,905)	–
10-2	03/30/2023	03/30/2024	25,000	–	–	–	25,000	7,538	3,725	11,263
10-3	08/11/2023	08/11/2024	25,000	–	–	–	25,000	5,859	3,724	9,583
			$105,000	$–	$–	–	$50,000	$105,302	$(84,456)	$20,846

Note 9

On September 12, 2016, the Company issued a convertible promissory note in the principal of $80,000 for services rendered, which matured on September 12, 2017. In May of 2024, the $58,846 total outstanding principal and interest was paid in full.

Note 10, 10-1, 10-2 and 10-3

On January 24, 2017, the Company issued a convertible promissory note in the principal amount of $80,000 for services rendered, which matured on January 24, 2018. On August 26, 2025, the total outstanding principal and accrued interest of $154,049 was converted into 192,495 shares of the Company’s common stock. Note 10 accrued interest at a default interest rate of 20% per annum. On February 10, 2023, the Company executed a second tranche under this note in the principal amount of $50,000 (Note 10-1). On March 30, 2023, the Company executed a third tranche under this note in the principal amount of $25,000 (Note 10-2). On August 11, 2023, the Company executed a fourth tranche under this note in the principal amount of $25,000 (Note 10-3). In May of 2024, the $63,513 total outstanding principal and interest on Note 10-1 was paid in full.

Notes 10-2 and 10-3 are currently in default and accrue interest at a default interest rate of 20% per annum. At the sole option of the holder, Notes 10-2 and 10-3 may convert the outstanding principal amount, or any portion of the principal amount, and any accrued interest, in whole or in part, into shares of the Company’s common stock. The conversion price is $0.25 per share or 50% of the lowest closing price on the primary trading market on which the Company’s common stock is quoted for the last ten trading days immediately prior to but not including the conversion date, whichever is lower.

Notes 29-2, 37-1, 37-2 and 37-3

On May 10, 2019, the Company issued a convertible promissory note in the principal amount of $150,000. On November 8, 2019, this note (Note 29) was purchased by and assigned to an unrelated party. The amount assigned was the existing principal amount of $150,000 and accrued interest of $5,918, which was issued as Note 29-1, plus a new convertible promissory note in the principal amount of $62,367, which was issued as Note 29-2.

On September 3, 2020, the Company issued a convertible promissory note in the principal amount of $200,000, with an original issue discount of $50,000, which could be drawn in several tranches. On September 3, 2020, the Company executed the first tranche in the principal amount of $67,000, less an original issue discount of $17,000, which matured on June 30, 2021 (Note 37-1). On November 2, 2020, the Company executed the second tranche in the principal amount of $66,500, less an original issue discount of $16,500, which matured on August 31, 2021 (Note 37-2). On December 29, 2020, the Company executed the third tranche in the principal amount of $66,500, less an original issue discount of $16,500, which matured on September 30, 2021 (Note 37-3).

On June 11, 2024, the Company entered into a settlement agreement and release of claims with the holder of Notes 29-2, 37-1, 37-2 and 37-3. Pursuant to the settlement agreement and release of claims, the holder agreed to cancel these notes, along with the cancellation of their holding in the series R preferred stock, in exchange for a new fixed amount settlement promissory note in the principal amount of $535,000. See Note 7. Notes and Loans Payable for further details.

Notes 40-1, 40-2, 40-3, 40-4, 40-5, 40-6, 40-7, 40-8, 40-9 and 40-10

On September 22, 2022, the Company issued a convertible promissory note in the principal amount of $2,600,000 in exchange for a total of $4,791,099 of defaulted promissory notes balances (Note 40-1). On November 4, 2022, the Company executed a second tranche under this note in the principal amount of $68,667, less an original issue discount and fee of $18,667 (Note 40-2). On November 28, 2022, the Company executed the third tranche under this note in the principal amount of $68,667, less an original issue discount and fee of $18,667 (Note 40-3). On December 21, 2022, the Company executed a fourth tranche under this note in the principal amount of $68,667, less an original issue discount and fee of $18,667 (Note 40-4). On January 24, 2023, the Company executed a fifth tranche under this note in the principal amount of $90,166, less an original issue discount and fee of $25,166 (Note 40-5). On March 21, 2023, the Company executed a sixth tranche under this note in the principal amount of $136,666, less an original issue discount and fee of $39,166 (Note 40-6). On June 5, 2023, the Company executed a seventh tranche under this note in the principal amount of $136,667, less original issue discount and fee of $39,167 (Note 40-7). On June 13, 2023, the Company executed an eighth tranche under this note in the principal amount of $21,167, less original issue discount and fee of $5,167 (Note 40-8). On July 19, 2023, the Company executed a ninth tranche under this note in the principal amount of $35,500, less an original issue discount and fee of $8,875 (Note 40-9). On July 24, 2023, the Company executed a tenth tranche under this note in the principal amount of $14,000, less an original issue discount and fee of $3,500 (Note 40-10). On December 1, 2023, the Company executed an amendment on Notes series 40 consolidated senior secured convertible promissory note to extend the expired tranche note 40-1 through 40-5 due date to September 20, 2024. All of the Note 40 tranches matured in one year from the note issuance date and accrued interest at a rate of 10% per annum.

On April 11, 2024, the Company issued 938,908 shares of series Y senior convertible preferred stock in exchange for the settlement of the principal and interest in full on Notes 40-1, 40-2, 40-3, 40-4, 40-5, 4-6, 40-7, 40-8, 40-9 and 40-10. See also Note 9. Capital Stock.

Note 41

On August 25, 2023, the Company issued a twelve-month convertible promissory note in the principal amount of $5,000 to the Company’s CEO for the Company’s operating expenses. The rate of interest is 10% per annum. In August of 2024, the remaining outstanding principal and interest of $5,501 was paid in full.